Prospectus Supplement

Liberty Life Assurance Company of Boston

in connection with its

LLAC Variable Account

(Liberty Life’s Spectrum Select®

Modified Single Payment Variable Life Insurance Contracts)

Supplement to Prospectus Dated May 1, 2009

***

Effective May 1, 2009, Liberty Life Assurance Company of Boston in connection with its LLAC Variable Account relies on the reporting exemption provided in Rule 12h-7 of the Securities Exchange Act of 1934.

***

Supplement Dated May 1, 2009	SVUL-2009055 03/09